Income Taxes - Income Taxes Recognized Directly in Shareholders' Equity (Including OCI) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
OCI (financial instruments)	€ (1.0)	€ (1.4)	€ (2.3)
Tax benefit from share-based payments	0.0	0.0	0.0
OCI (equity method investments)	(6.1)	(0.9)	0.0
Total income tax recognized in shareholders’ equity	€ (7.1)	€ (2.3)	€ (2.3)